Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Lease liabilities	$ 1,452.1	$ 1,496.4
Right-of-use assets	1,008.0	1,020.6	$ 1,051.4
Finance lease receivables (note 22)	305.4	375.9
Non-controlling interests	$ 3,670.7	$ 3,529.1
Customer and broker relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	8 years
Customer and broker relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	20 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	3 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	15 years
Restricted Share Units
Disclosure of detailed information about intangible assets [line items]
Restricted share vesting period	15 years